Supplementary Cash Flow Information	12 Months Ended
Dec. 31, 2017
Cash Flow Statement [Abstract]
Supplementary Cash Flow Information
Supplementary Cash Flow Information
Cash and cash equivalents as presented in the consolidated balance sheets and the consolidated statements of cash flows were comprised as follows:

	December 31, 2017	December 31, 2016
Holding company cash and investments:
Cash and balances with banks	129.1	131.9
Treasury bills and other eligible bills	866.3	401.3
	995.4	533.2
Subsidiary cash and short term investments:
Cash and balances with banks	2,355.5	1,668.2
Treasury bills and other eligible bills	5,028.6	2,275.2
	7,384.1	3,943.4
Subsidiary assets pledged for short sale and derivative obligations:
Treasury bills and other eligible bills	16.8	—

Fairfax India:
Cash and balances with banks	44.0	44.5
Treasury bills and other eligible bills	—	128.7
	44.0	173.2
Fairfax Africa:
Cash and balances with banks	329.7	—

Cash and cash equivalents as presented in the consolidated balance sheet	8,770.0	4,649.8

Less: Cash and cash equivalents - restricted(1)
Holding company cash and cash equivalents - restricted:
Cash and balances with banks	1.7	2.8
Subsidiary cash and cash equivalents - restricted:
Cash and balances with banks	546.8	180.8
Treasury bills and other eligible bills	286.5	247.1
	835.0	430.7

Cash and cash equivalents as presented in the consolidated statement of cash flows	7,935.0	4,219.1

(1)
Cash, cash equivalents and bank overdrafts as presented in the consolidated statements of cash flows excludes balances that are restricted. Restricted cash and cash equivalents are comprised primarily of amounts required to be maintained on deposit with various regulatory authorities to support the operations of the insurance and reinsurance subsidiaries.

Details of certain cash flows included in the consolidated statements of cash flows for the years ended December 31 were as follows:

	2017	2016
(a) Net sales of securities classified as FVTPL
Short term investments	(2,816.5)	(2,688.0)
Bonds	5,677.1	4,514.5
Preferred stocks	(249.6)	(42.4)
Common stocks	778.3	170.4
Derivatives, short sales and other invested assets	(710.9)	(835.2)
	2,678.4	1,119.3

(b) Changes in operating assets and liabilities
Net increase in restricted cash and cash equivalents	(245.4)	(55.1)
Provision for losses and loss adjustment expenses	1,842.1	(355.7)
Provision for unearned premiums	395.2	326.2
Insurance contract receivables	(428.4)	(296.6)
Recoverable from reinsurers	(1,168.5)	(34.6)
Other receivables	(32.4)	(36.5)
Funds withheld payable to reinsurers	182.0	87.9
Accounts payable and accrued liabilities	174.0	110.6
Income taxes payable	46.5	(54.1)
Other	(209.7)	(300.0)
	555.4	(607.9)

(c) Net interest and dividends received
Interest and dividends received	531.9	782.4
Interest paid	(277.9)	(216.2)
	254.0	566.2

(d) Net income taxes paid	(33.4)	(267.1)